Redeemable Convertible Preferred Stock (Details Narrative) - KRW (₩) ₩ / shares in Units, ₩ in Thousands		12 Months Ended
	Jun. 08, 2016	Dec. 31, 2017	Dec. 31, 2016	May 30, 2017	May 17, 2016
Preferred stock principal amount			₩ 636,007
Proceeds from sale of preferred stock			₩ 636,007
Redeemable Convertible Preferred Stock [Member]
Number of preferred shares converted into common shares				12,800
Securities Purchase Agreement [Member] | Accredited Investor [Member] | Redeemable Convertible Preferred Stock [Member]
Number of preferred stock shares sold					12,800
Preferred stock par value per share					₩ 10,000
Preferred stock principal amount					₩ 640,000
Proceeds from sale of preferred stock	₩ 3,993